UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randel Freeman
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

/s/ Randel Freeman         London, United Kingdom         February 17, 2009
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
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Form 13F Information Table Entry Total:        3
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Form 13F Information Table Value Total:        $85,978
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
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                                                      FORM 13F INFORMATION TABLE


       COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8


                               TITLE                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (x$1000    PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
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SOVEREIGN BANCORP INC          COM           845905108   42,967  14,418,344   SH           OTHER        1            14,418,344

UNIBANCO-UNIAO DE BANCOS BRA   ADR           90458E107   27,115     419,600   SH           OTHER        1               419,600

UST INC                        COM           902911106   15,896     229,118   SH           OTHER        1               229,118

